Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Income Tax (Benefit) Expense

The total provision (benefit) for income taxes was as follows for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Current federal income taxes	$25	$(97)	$(100)
Deferred federal income taxes	(255)	(365)	(520)

Total federal income taxes	(230)	(462)	(620)

Current state income taxes	8	(9)	3
Deferred state income taxes	(7)	(1)	(5)

Total state income taxes	1	(10)	(2)

Current foreign income taxes	329	191	180
Deferred foreign income taxes	(82)	33	27

Total foreign income taxes	247	224	207

Total provision (benefit) for income taxes	$18	$(248)	$(415)

Reconciliation Of The Federal Statutory Tax Rate To The Effective Income Tax Rate

The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

	2011	2010	2009
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Increase (reduction) in rate resulting from:
State income tax, net of federal income tax effect	0.7	12.7	—
Benefit on tax favored investments	(12.8)	61.3	6.1
Effect of foreign operations	(23.2)	165.7	5.7
Interest on uncertain tax positions	(0.1)	12.2	0.7
Non-deductible expenses	—	(5.2)	0.7
Non-deductible goodwill related to sale of subsidiary	7.8	—	—
Tax benefits related to separation from our former parent	—	200.9	—
Other, net	1.3	(14.7)	0.2

Effective rate	8.7%	467.9%	48.4%

Components Of The Net Deferred Income Tax Liability

The components of the net deferred income tax asset (liability) were as follows as of December 31:

(Amounts in millions)	2011	2010
Assets:
Investments	$584	$574
Net unrealized losses on investment securities	—	67
Foreign tax credit carryforwards	120	20
Accrued commission and general expenses	230	114
Net operating loss carryforwards	1,760	1,803
Other	194	438

Gross deferred income tax assets	2,888	3,016
Valuation allowance	(234)	(189)

Total deferred income tax assets	2,654	2,827

Liabilities:
Net unrealized gains on investment securities	761	—
Net unrealized gains on derivatives	214	48
Insurance reserves	1,186	1,142
DAC	1,127	1,009
PVFP and other intangibles	27	65
Other	177	313

Total deferred income tax liabilities	3,492	2,577

Net deferred income tax asset (liability)	$(838)	$250

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

(Amounts in millions)	2011	2010	2009
Balance as of January 1	$193	$285	$286
Tax positions related to the current period:
Gross additions	19	23	67
Gross reductions	—	(14)	(2)
Tax positions related to the prior years:
Gross additions	28	69	28
Gross reductions	(14)	(159)	(94)
Settlements	—	(11)	—

Balance as of December 31	$226	$193	$285